Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmost_SupplementTextBlock
GMO SERIES TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Series Trust Prospectus,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust has approved the termination of GMO International Bond Series Fund (“IBSF”), effective on or about September 24, 2015. All references to IBSF in the Prospectus are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). Effective as of the Liquidation Date, all references to IBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.
GMO International Bond Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost_SupplementTextBlock
GMO SERIES TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Series Trust Prospectus,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust has approved the termination of GMO International Bond Series Fund (“IBSF”), effective on or about September 24, 2015. All references to IBSF in the Prospectus are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). Effective as of the Liquidation Date, all references to IBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.